May 01, 2016

AMG FUNDS

AMG Renaissance Large Cap Growth Fund

AMG Renaissance International Equity Fund

Supplement dated February 27, 2017 to the

Prospectus, dated May 1, 2016, as supplemented July 28, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Renaissance Large Cap Growth Fund and AMG Renaissance International Equity Fund, each a series of AMG Funds (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”), dated and supplemented as noted above.

Effective immediately, the Prospectus is hereby revised as follows:

The sections under “Summary of the Funds - AMG Renaissance Large Cap Growth Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.57%	0.57%	0.42%
Total Annual Fund Operating Expenses	1.37%	1.12%	0.97%
Fee Waiver and Expense Reimbursements[2]	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.06%	0.81%	0.66%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.66% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$108	$403	$720	$1,619
Class I	$83	$325	$587	$1,335
Class Z	$67	$278	$506	$1,161

The sections under “Summary of the Funds - AMG Renaissance International Equity Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	3.68%	3.61%	3.53%
Total Annual Fund Operating Expenses	4.33%	4.01%	3.93%
Fee Waiver and Expense Reimbursements[2]	(3.08)%	(3.08)%	(3.08)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.25%	0.93%	0.85%

[1]	Expense information has been restated to reflect current fees.
[2]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, shareholder servicing fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.85% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$128	$1,033	$1,950	$4,298
Class I	$95	$938	$1,798	$4,022
Class Z	$87	$914	$1,759	$3,953

AMG FUNDS

AMG Yacktman Focused Fund

Supplement dated February 27, 2017 to the

Prospectus, dated May 1, 2016, as supplemented July 28, 2016, September 2, 2016, September 30, 2016 and

October 27, 2016, and Statement of Additional Information, dated May 1, 2016, as supplemented July 28, 2016,

September 2, 2016 and September 30, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Yacktman Focused Fund, a series of AMG Funds (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective immediately, Class N shares of the Fund are hereby terminated, and all references to Class N shares of the Fund in the Prospectus and SAI are hereby removed. Also effective immediately, Class S shares of the Fund are hereby renamed Class N shares, and all references to Class S shares of the Fund in the Prospectus and SAI are hereby superseded with references to Class N shares.

Also effective immediately, the Prospectus is hereby revised as follows:

The second paragraph of the section under “Summary of the Funds – AMG Yacktman Focused Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information shown for the Fund’s Class N shares (formerly Class S shares, which were renamed Class N shares on February 27, 2017 (formerly Service Class shares, which were renamed Class S shares on October 1, 2016)) includes historical performance of the Fund for periods prior to June 29, 2012, which was the date the Fund was reorganized from The Yacktman Focused Fund, a series of The Yacktman Funds, Inc. (the “Predecessor Yacktman Focused Fund”), to the Fund. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares.